Operating Expenses And Administration Fee (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Paid expenses incurred in connection with the organization of the Partnership	$ 880,918	$ 1,072,589
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations	38,388	38,388
Reimbursement payable	3,199	9,598
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	502,043	514,466
General Partner [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 191,967